Collateralized Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of amounts related to collateralized transactions

	June 30,	December 31,
(In thousands)	2015	2014
Securities received as collateral:
Securities borrowed	$652,620	$470,553
Securities purchased under agreements to resell	31,038	31,472
	$683,658	$502,025

Schedule of financial instruments owned and pledged, where counterparty has right to repledge

	June 30,	December 31,
(In thousands)	2015	2014
Equities	$376,583	$219,159
Exchange traded notes	22,723	17,216
	$399,306	$236,375

Virtu Financial, LLC and subsidiaries
Schedule of amounts related to collateralized transactions

	December 31,
(in thousands)	2014	2013
Securities received as collateral:
Securities borrowed	$470,553	$690,450
Securities purchased under agreements to resell	31,472	162,956
	$502,025	$853,406

Schedule of financial instruments owned and pledged, where counterparty has right to repledge

	December 31,
(in thousands)	2014	2013
Equities	$219,159	$379,276
Exchange traded notes	17,216	33,938
U.S. government obligations	—	1,965
	$236,375	$415,179